JOINT VENTURES AND ASSOCIATES - Share of profit (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	$ (943,603)	$ 906,136	$ (1,169,766)	$ 4,467,103
Trigall Genetics S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	(51,327)	124,517	(504,141)	631,357
Synertech Industrias S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	$ (892,276)	736,958	$ (665,625)	3,915,797
Moolec Science S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss		$ 44,661		$ (80,051)